SUPPLEMENTARY CASHFLOW INFORMATION - Changes in working capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY CASHFLOW INFORMATION
Trade and other receivables	€ (2,013)	€ (7,769)
Prepaid expenses and other assets	(133)	(550)
Deferred revenue	(746)	355
Trade payables and other liabilities	2,297	4,269
Other liabilities - non-current	140	49
Changes in working capital	€ (455)	€ (3,646)